Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related-Party Transactions
Schedule of receivables from related parties

The table below presents trade receivables with GPC and the Partnership and receivables from the General Partner (in thousands):

	September 30,	December 31,
	2014	2013
Receivables from GPC	$61	$436
Receivables from the General Partner (1)	3,350	968
Total	$3,411	$1,404

(1)	Receivables from the General Partner reflect the Partnership’s prepayment of payroll taxes and payroll accruals to the General Partner.

The table below presents trade receivables with GPC and the Partnership and receivables from the General Partner at December 31 (in thousands):

	2013	2012
Receivables from GPC	$436	$275
Receivables from the General Partner (1)	968	1,032

Total	$1,404	$1,307

(1)
Receivables from the General Partner reflect the Partnership's prepayment of payroll taxes and payroll accruals to the General Partner.